Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, SI-BONE, Inc. 2018 Equity Incentive Plan
Amount Registered | shares	2,182,356
Proposed Maximum Offering Price per Unit	15.62
Maximum Aggregate Offering Price	$ 34,088,400.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,707.61
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or become issuable under the SI-BONE, Inc. 2018 Equity Incentive Plan in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee, based upon $15.62 per share, which is the average of the high and low selling prices of the Registrant's Common Stock as reported on the Nasdaq Global Market on February 19, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, SI-BONE, Inc. 2018 Employee Stock Purchase Plan
Amount Registered | shares	436,471
Proposed Maximum Offering Price per Unit	13.28
Maximum Aggregate Offering Price	$ 5,796,334.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 800.47
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement also covers any additional securities that may be offered or become issuable under the SI-Bone, Inc. 2018 Employee Stock Purchase Plan (the "2018 ESPP") in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based upon $15.62 per share, which is the average of the high and low selling prices of the Registrant's Common Stock as reported on the Nasdaq Global Market on February 19, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2018 ESPP.